Income tax ("IR") and social contribution ("CSL") (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Headquarters (Country) and Official rate - %
Tax rates		35.00%
Braskem Alemanha
Headquarters (Country) and Official rate - %
Headquarters		Germany	Germany
Tax rates		31.18%
Braskem America e Braskem America Finance
Headquarters (Country) and Official rate - %
Headquarters	[1]	USA
Tax rates	[1]	35.00%
Braskem Argentina
Headquarters (Country) and Official rate - %
Headquarters		Argentina	Argentina
Tax rates		35.00%
Braskem Austria e Braskem Austria Finance
Headquarters (Country) and Official rate - %
Headquarters		Austria
Tax rates		25.00%
Braskem Petroquímica Chile
Headquarters (Country) and Official rate - %
Headquarters		Chile
Tax rates		25.50%
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc
Headquarters (Country) and Official rate - %
Headquarters		Netherlands
Tax rates		25.00%
Braskem Idesa, Braskem Idesa Serviços, Braskem México Braskem México Serviços and Braskem México Proyectos
Headquarters (Country) and Official rate - %
Headquarters		Mexico
Tax rates		30.00%

[1]	In 2018 the rate will change from 35% to 21%.